Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000037909 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037909 | 00091G104 | ACV Auctions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037909 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037909 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037909 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037909 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037909 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037909 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037909 | 12510Q100 | CCC Intelligent Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037909 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	98.40%
C000037909 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	1.60%
C000037909 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037909 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037909 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037909 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037909 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000037909 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037909 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000037909 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037909 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000037909 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000037908 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000037908 | 00091G104 | ACV Auctions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000037908 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037908 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037908 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000037908 | 808513105 | Charles Schwab Corporation (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037908 | 37940X102 | Global Payments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000037908 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000037908 | 12510Q100 | CCC Intelligent Solutions Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000037908 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	98.40%
C000037908 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	1.60%
C000037908 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000037908 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000037908 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000037908 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000037908 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000037908 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000037908 | Materials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000037908 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000037908 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000037908 | Technology
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000171454 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000171454 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171454 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171454 | 60934N500 | Federated Hermes Treasury Obligations Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171454 | 09248U718 | Blackrock Liquidity Funds T-Fund, Institutional Shares
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171454 | 29977A105 | Evercore Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171454 | 184496107 | Clean Harbors, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171454 | 830830105 | Skyline Champion Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171454 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171454 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171454 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	89.00%
C000171454 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	11.00%
C000171454 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171454 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171454 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171454 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171454 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000171454 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171454 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000171454 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000171454 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000171454 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000171454 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000171454 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000003538 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003538 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003538 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003538 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003538 | 65473P105 | Nisource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003538 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003538 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003538 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003538 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003538 | 133131102 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003538 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	98.10%
C000003538 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	1.50%
C000003538 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003538 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003538 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003538 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003538 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003538 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003538 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003538 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003538 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003538 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003538 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.40%
C000003539 | 14040H105 | Capital One Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003539 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003539 | 928881101 | Vontier Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003539 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003539 | 65473P105 | Nisource, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000003539 | 879360105 | Teledyne Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003539 | 049560105 | Atmos Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003539 | 12504L109 | CBRE Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003539 | 031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003539 | 133131102 | Camden Property Trust
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003539 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	98.10%
C000003539 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	1.50%
C000003539 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000003539 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000003539 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003539 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003539 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003539 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000003539 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000003539 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003539 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000003539 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000003539 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	0.40%
C000003540 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003540 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003540 | 14057J101 | Capitol Federal Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003540 | 154760409 | Central Pacific Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003540 | 46571Y107 | I3 Verticals, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003540 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003540 | 062540109 | Bank of Hawaii Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003540 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003540 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003540 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003540 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	94.10%
C000003540 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	4.00%
C000003540 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003540 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003540 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003540 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003540 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003540 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003540 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003540 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003540 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000003540 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003540 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003540 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	1.90%
C000003541 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000003541 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003541 | 14057J101 | Capitol Federal Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003541 | 154760409 | Central Pacific Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003541 | 46571Y107 | I3 Verticals, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003541 | 49926D109 | Knowles Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000003541 | 062540109 | Bank of Hawaii Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003541 | 60786M105 | Moelis & Company, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003541 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003541 | 360271100 | Fulton Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000003541 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	94.10%
C000003541 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	4.00%
C000003541 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000003541 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000003541 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003541 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000003541 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000003541 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000003541 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000003541 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000003541 | Financials
Holdings [Line Items]
Percent of Net Asset Value	29.80%
C000003541 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000003541 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000003541 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	1.90%
C000003543 | 00091G104 | ACV Auctions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003543 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003543 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003543 | 29977A105 | Evercore Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003543 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003543 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003543 | 062540109 | Bank of Hawaii Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003543 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003543 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003543 | 866674104 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003543 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	97.70%
C000003543 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.90%
C000003543 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003543 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003543 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003543 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003543 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003543 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003543 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003543 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003543 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003543 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003543 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003543 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	1.40%
C000003544 | 00091G104 | ACV Auctions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000003544 | 31847R102 | First American Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003544 | 20603L102 | Concentra Group Holdings Parent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000003544 | 29977A105 | Evercore Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003544 | 758750103 | Regal Rexnord Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003544 | 06652K103 | BankUnited, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000003544 | 062540109 | Bank of Hawaii Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000003544 | 465741106 | Itron, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003544 | 171779309 | Ciena Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000003544 | 866674104 | Sun Communities, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000003544 | Technology00091G104
Holdings [Line Items]
Percent of Total Investments	97.70%
C000003544 | Cash & Equivalent09248U718
Holdings [Line Items]
Percent of Total Investments	0.90%
C000003544 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000003544 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000003544 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000003544 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000003544 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000003544 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000003544 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000003544 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000003544 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000003544 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000003544 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000003544 | Cash & Equivalent825252885
Holdings [Line Items]
Percent of Total Investments	1.40%